Derivative Liabilities (Details Narrative)	Jun. 30, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 31, 2022 $ / shares	Aug. 01, 2022 $ / shares	Apr. 30, 2022 $ / shares	Apr. 29, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 28, 2021 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares warrant to purchase | shares				127,260								62,500
Exercise price per share | $ / shares				$ 18.80		$ 111.04	$ 16.00	$ 20.00	$ 8.00	$ 16.00	$ 8.00	$ 8.00
Derivative liability non-current	$ 359,919		$ 414,512	$ 1,189,000
Derivative fair value	$ 360,423				$ 2,631,000
Warrants price			$ 410,660	$ 1,189,000
Measurement Input Volume Weighted Average Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price | $ / shares	3.12	[1]			12.64
Derivative discount percentage					14.00%
Securities Purchase Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares warrant to purchase | shares					127,260
Exercise price per share | $ / shares					$ 18.80
Derivative liability non-current					$ 1,442,000
Derivative liability					$ 1,442,000

[1]	Based on a Monte Carlo simulation analysis of 250,000 iterations